Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Faseeh Ejaz
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.416.6559
Email:
faseeh.ejaz@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
CIBC Inc.
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisors, LLC
Trust Advisor:
Park Bridge Lender Services LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Nov 17, 2023
Oct 17, 2023
Dec 15, 2023
Oct 31, 2023
Nov 13, 2023
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Oct 20, 2014
Sep 30, 2014
Sep 1, 2014
Oct 17, 2047
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail
Page
1
Payment Detail (Exchange Certificates) Page
2
Factor Detail
Page
3
Principal Detail Page
4
Interest Detail
Page
5
Reconciliation of Funds
Page
6
Additional Reconciliation Detail
Page
7
Historical Loan Modification Report Page
8
Bond/Collateral Realized Loss Reconciliation
Page
9
Historical Delinquency & Liquidation (Stated)
Page
11
Delinquency Summary Report Page
12
REO Status Report Page
14
Historical Liquidation Loss Loan Detail
Page
15
Interest Adjustment Reconciliation
Page
16
Appraisal Reduction Report Page
17
Loan Level Detail Page
18
Material Breaches and Document Defects
Page
20
Mortgage Loan Characteristics
Page
21
Defeased Loan Detail
Page
25
Delinquent Loan Detail
Page
26
Specially Serviced Loan Detail
Page
27
Specially Serviced Loan Comment
Page
28
Other Related Information
Page
29
REO Additional Detail Page
30

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
Outstanding
A-1
1.68600%
A-2
3.19400%
Balance
36,300,000.00
288,600,000.00
Balance
0.00
0.00
Amount
0.00
0.00
Amount
0.00
0.00
Amount
0.00
0.00
Deficit
0.00
0.00
Expense
0.00
0.00
Balance
0.00
0.00
A-SB
3.62100%
67,800,000.00
6,092,487.70
1,214,026.56
18,384.08
1,232,410.64
0.00
0.00
4,878,461.14
A-3
3.64600%
115,000,000.00
72,263,971.31
0.00
219,562.03
219,562.03
0.00
0.00
72,263,971.31
A-4
3.92300%
215,535,000.00
215,535,000.00
0.00
704,619.84
704,619.84
0.00
0.00
215,535,000.00
X-A
0.73754%
767,146,000.00
337,802,459.01
0.00
207,618.27
207,618.27
0.00
0.00
336,588,432.45
A-S
4.11000%
43,911,000.00
43,911,000.00
0.00
150,395.18
150,395.18
0.00
0.00
43,911,000.00
100.00%
B
4.57714%
81,364,000.00
81,364,000.00
0.00
310,345.47
310,345.47
0.00
0.00
81,364,000.00
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.62014%
61,991,000.00
61,991,000.00
0.00
238,672.68
238,672.68
0.00
0.00
61,991,000.00
100.00%
X-B
0.32609%
191,141,000.00
191,141,000.00
0.00
51,941.66
51,941.66
0.00
0.00
191,141,000.00
X-C
1.62014%
X-D
1.62014%
D
3.38900%
43,910,000.00
30,996,667.00
47,786,000.00
43,910,000.00
11,276,715.24
47,786,000.00
0.00
0.00
0.00
59,283.69
15,224.90
134,955.63
59,283.69
15,224.90
134,955.63
0.00
0.00
0.00
0.00
0.00
0.00
43,910,000.00
11,430,439.28
47,786,000.00
E
3.00000%
25,829,000.00
25,829,000.00
0.00
64,572.50
64,572.50
0.00
0.00
25,829,000.00
F
3.00000%
G
3.00000%
V
N/A
18,081,000.00
30,996,667.00
0.00
18,081,000.00
11,276,715.24
0.00
0.00
0.00
0.00
24,850.52
0.00
0.00
24,850.52
0.00
0.00
0.00
(153,724.04)
0.00
0.00
0.00
0.00
18,081,000.00
11,430,439.28
0.00
R
N/A
300-A
3.74900%
300-B
3.99600%
300-C
4.49000%
300-D
5.27900%
300-E
4.68959%
0.00
67,400,000.00
39,000,000.00
57,000,000.00
49,000,000.00
32,000,000.00
0.00
67,400,000.00
39,000,000.00
57,000,000.00
49,000,000.00
32,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
217,587.79
134,199.00
220,384.17
222,744.47
129,224.37
0.00
217,587.79
134,199.00
220,384.17
222,744.47
129,224.37
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
67,400,000.00
39,000,000.00
57,000,000.00
49,000,000.00
32,000,000.00
Totals:
1,277,593,667.00
828,530,174.25
1,214,026.56
3,124,566.26
4,338,592.82
-153,724.04
0.00
827,469,871.73
PAYMENT DETAIL
PA
YMENT DE
T
AIL
October 2147
Morgan Stanley Bank of America Merri l Lynch T
rust 2014-C1
Commercial Mortgage Pass-Through Certificates, Series 2014-C1
Morgan Stanley Bank Of America Merrill
l
Lynch Trust 2014-C18
8
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C1
8
8
November 2023

Initial
Beginning
Principal
Interest
Total
Collateral
Trust
Exchangeable
Pass-Through
Class Certificate
Class Certificate
Distribution
Distribution
Distribution
Support
Advisor
Ending
Percent
Class
Rate
A-S
4.11000%
B
4.57714%
Balance
43,911,000.00
81,364,000.00
Balance
43,911,000.00
81,364,000.00
Amount
0.00
0.00
Amount
150,395.18
310,345.47
Amount
150,395.18
310,345.47
Deficit
0.00
0.00
Expense
0.00
0.00
Balance
43,911,000.00
81,364,000.00
Outstanding
100.00%
100.00%
PST
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
C
4.62014%
61,991,000.00
61,991,000.00
0.00
238,672.68
238,672.68
0.00
0.00
61,991,000.00
100.00%
Totals:
187,266,000.00
187,266,000.00
0.00
699,413.33
699,413.33
0.00
0.00
187,266,000.00
EXCHANGEABLE CERTIFICATE DETAIL
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
organ Stanley Bank Of
erica
errill Lynch Trust 2014-C18
October 2147
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass
-
Through Certificates,
,
Series 2014-C18
November 2023
Commercial Mortgage Pass-Through Certificates
Series 2014-C18

Beginning
Principal
Interest
Total
Ending
Class Certificate
Distribution
Distribution
Distribution
Realized
Class Certificate
Class
Cusip
A-1
61763XAA4
A-2
61763XAB2
Balance
0.00000000
0.00000000
Amount
0.00000000
0.00000000
Amount
0.00000000
0.00000000
Amount
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-SB
61763XAC0
0.08985970
0.01790600
0.00027115
0.01817715
0.00000000
0.07195370
A-3
61763XAD8
0.62838236
0.00000000
0.00190924
0.00190924
0.00000000
0.62838236
A-4
61763XAE6
1.00000000
0.00000000
0.00326917
0.00326917
0.00000000
1.00000000
X-A
61763XAG1
0.44033660
0.00000000
0.00027064
0.00027064
0.00000000
0.43875407
A-S
61763XAH9
1.00000000
0.00000000
0.00342500
0.00342500
0.00000000
1.00000000
B
61763XAJ5
1.00000000
0.00000000
0.00381428
0.00381428
0.00000000
1.00000000
PST
61763XAK2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
61763XAL0
1.00000000
0.00000000
0.00385012
0.00385012
0.00000000
1.00000000
X-B
61763XAM8
1.00000000
0.00000000
0.00027175
0.00027175
0.00000000
1.00000000
X-C
61763XAP1
X-D
61763XAR7
D
61763XAT3
1.00000000
0.36380412
1.00000000
0.00000000
0.00000000
0.00000000
0.00135012
0.00049118
0.00282417
0.00135012
0.00049118
0.00282417
0.00000000
0.00000000
0.00000000
1.00000000
0.36876350
1.00000000
E
61763XAV8
1.00000000
0.00000000
0.00250000
0.00250000
0.00000000
1.00000000
F
61763XAX4
G
61763XAZ9
V
61763XBC9
1.00000000
0.36380412
0.00000000
0.00000000
0.00000000
0.00000000
0.00137440
0.00000000
0.00000000
0.00137440
0.00000000
0.00000000
0.00000000
(0.00495937)
0.00000000
1.00000000
0.36876350
0.00000000
R
61763XBD7
300-A
61763XBF2
300-B
61763XBH8
300-C
61763XBK1
300-D
61763XBM7
300-E
61763XBP0
0.00000000
1.00000000
1.00000000
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00322831
0.00344100
0.00386639
0.00454581
0.00403826
0.00000000
0.00322831
0.00344100
0.00386639
0.00454581
0.00403826
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
1.00000000
1.00000000
FACTOR DETAIL
F
ACTOR DE
T
AIL
ober 2147
organ Stanley Bank Of
erica
errill Lynch Trust 2014-C18
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass
-
Through Certificates,
,
Series 2014-C18
Oct
November 2023
Commercial Mortgage Pass-Through Certificates
Series 2014-C18

Collateral
Collateral
Excess
Cumulative
Beginning
Scheduled
Unscheduled
Support Deficit
Support
Trust Advisor
Ending
Realized
Class
A-1
A-2
Balance
0.00
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Recovered
0.00
0.00
Deficit
0.00
0.00
Expenses
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-SB
6,092,487.70
1,060,302.52
153,724.04
0.00
0.00
0.00
4,878,461.14
0.00
A-3
72,263,971.31
0.00
0.00
0.00
0.00
0.00
72,263,971.31
0.00
A-4
215,535,000.00
0.00
0.00
0.00
0.00
0.00
215,535,000.00
0.00
A-S
43,911,000.00
0.00
0.00
0.00
0.00
0.00
43,911,000.00
0.00
B
81,364,000.00
0.00
0.00
0.00
0.00
0.00
81,364,000.00
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
61,991,000.00
0.00
0.00
0.00
0.00
0.00
61,991,000.00
0.00
D
47,786,000.00
0.00
0.00
0.00
0.00
0.00
47,786,000.00
0.00
E
25,829,000.00
0.00
0.00
0.00
0.00
0.00
25,829,000.00
0.00
F
G
300-A
18,081,000.00
11,276,715.24
67,400,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
153,724.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,081,000.00
11,430,439.28
67,400,000.00
0.00
20,401,197.06
0.00
300-B
39,000,000.00
0.00
0.00
0.00
0.00
0.00
39,000,000.00
0.00
300-C
300-D
300-E
57,000,000.00
49,000,000.00
32,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
57,000,000.00
49,000,000.00
32,000,000.00
0.00
0.00
0.00
Totals:
828,530,174.25
1,060,302.52
153,724.04
153,724.04
0.00
0.00
827,469,871.73
20,401,197.06
PRINCIPAL DETAIL
PRINCI
P
AL DE
T
AIL
October 2147
Morgan Stanley Bank Of America Mer
ill Lynch Trust 2014-C18
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercia
Mortgage Pass-Through Certificates, Series 2014-C1
Commercial
l
Mortgage Pass
-
Through Certificates, Series 2014-C18
8
November 2023

Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Excess
Charges/
Distribution
Unpaid Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfalls
0.00
0.00
Interest
0.00
0.00
Prepayment Premium
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-SB
18,384.08
0.00
0.00
0.00
0.00
0.00
18,384.08
0.00
A-3
219,562.03
0.00
0.00
0.00
0.00
0.00
219,562.03
0.00
A-4
704,619.84
0.00
0.00
0.00
0.00
0.00
704,619.84
0.00
X-A
207,618.27
0.00
0.00
0.00
0.00
0.00
207,618.27
0.00
A-S
150,395.18
0.00
0.00
0.00
0.00
0.00
150,395.18
0.00
B
310,345.47
0.00
0.00
0.00
0.00
0.00
310,345.47
0.00
PST
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
238,672.68
0.00
0.00
0.00
0.00
0.00
238,672.68
0.00
X-B
51,941.66
0.00
0.00
0.00
0.00
0.00
51,941.66
0.00
X-C 59,283.69
X-D 15,224.90
D
134,955.63
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
59,283.69
15,224.90
134,955.63
0.00
0.00
0.00
E
64,572.50
0.00
0.00
0.00
0.00
0.00
64,572.50
0.00
F 45,202.50
G
28,191.79
V
0.00
0.00
0.00
0.00
20,351.98
28,191.79
0.00
20,351.98
28,191.79
0.00
0.00
0.00
0.00
0.00
0.00
0.00
24,850.52
0.00
0.00
130,453.85
5,701,800.05
0.00
R
0.00
300-A
217,587.79 300-
B
134,199.00
300-C 220,384.17
300-D 222,744.47
300-E
129,224.37
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.01
0.00
0.00
0.00
0.00
0.00
0.01
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
217,587.79
134,199.00
220,384.17
222,744.47
129,224.37
0.00
0.00
0.00
0.00
0.00
73.02
Totals:
3,173,110.03
0.00
48,543.77
48,543.77
0.00
0.00
3,124,566.26
5,832,326.92
INTEREST DETAIL
INTEREST DE
T
AIL
ctober 2147
r
t
ley Bank O
i
rrill
c
Tr
t
4-
18
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C18
O
November 2023
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18

Interest
Fees
Scheduled Interest
3,180,696.77
Master Servicing Fee
5,011.88
Interest Adjustments
(34,110.92)
Certificate Administrator Fee
1,436.18
Deferred Interest
0.00
Trustee Fee
1,436.18
Net Prepayment Interest Shortfall
0.00
Custodian Fee
0.00
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
781.98
Interest Reserve (Deposit)/Withdrawal
0.00
CREFC License Fee
356.73
Interest Collections
3,146,585.85
Special Servicing Fee
14,432.83
Workout Fee
5,493.49
Liquidation Fee
0.00
Principal
Special Serv Fee plus Adj.
8,939.34
Scheduled Principal
1,060,302.52
Miscellaneous Fee
0.00
Fee Distributions
22,019.59
Unscheduled Principal
Principal Adjustments
Principal Collections
153,724.04
0.00
1,214,026.56
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
Non-Recoverable Advances
Other
Other Expenses or Shortfalls
34,110.92
0.00
0.00
Additional Trust Fund Expenses
34,110.92
Yield Maintenance
Prepayment Premium
Other Collections
0.00
0.00
0.00
Payments to Certificateholders
Interest Distribution
Principal Distribution
Yield Maintenance
3,124,566.26
1,214,026.56
0.00
Available Distribution Amount
4,338,592.82
Prepayment Premium
0.00
Payments to Certificateholders
4,338,592.82
Total Collections
4,360,612.41
Total Distribution
4,360,612.41
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution
RECONCILI
A
TION OF FUNDS
ctober 2147
Morgan Stanley Bank of America Merri l Lynch T
rust 2014-C1
Commercial Mortgage Pass-Through Certificates, Series 2014-C1
Morgan Stanley Bank Of America Merrill
l
Lynch Trust 2014-C18
8
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C1
8
8
O
November 2023

Interest Accrual Period
10/01/2023 - 10/31/2023
P&I Advances: (Mortgage Loans and 300 North LaSalle B Note)
Master
Stated Principal Balance (Mortgage Loans and 300 North LaSalle B Note)
Mortgage Loans
Servicer
Trustee
Beginning
Ending
Beginning
Ending
Interest*
0.00
0.00
584,130,174.25
583,069,871.73
244,400,000.00
244,400,000.00
Total Current Advances*
793,769.95
0.00
Int. on Advances*
0.00
0.00
Master
Unpaid Principal Balance of the Mortgage Loans and 300 North LaSalle B Note
300 North LaSalle B Note
Servicer
Trustee
Mortgage Loans
300 B-Note
Principal*
0.00
0.00
564,975,590.09
244,400,000.00
Interest*
0.00
0.00
Total Current Advances*
0.00
0.00
Ending Loan Count
48
Int. on Advances*
0.00
0.00
Mortgage Loans
Servicing Advances:
Master
Special
Weighted Average Remaining Term to Maturity
10
Servicer
Servicer
Trustee
Weighted Average Mortgage Rate
4.6326%
Int. on Advances (Mtg. Loans)
0.00
0.00
0.00
Int. on Advances (300 B-Note)
0.00
0.00
0.00
300 North LaSalle B Note
Weighted Average Remaining Term to Maturity
9
Disclosable Special Servicer Fees
Weighted Average Mortgage Rate
4.5449%
Specially Serviced Loans that are not Delinquent
Commission
Brokerage Fee
Rebate
0.00
0.00
0.00
Balance
Count
0
0.00
Shared Fee
Other
0.00
0.00
Available
Sched Prin
Unsched Prin
Current but not Specially Serviced Loans
Distribution Amounts
Distribution Amt
Distribution Amt
Distribution Amt
(Foreclosure Proceedings Commenced, but not REO Property)
Total
4,338,592.82
1,060,302.52
153,724.04
Count
Balance
Class 300 Certificates
924,139.80
0.00
0.00 0
0.00
* Current advances are not provided by the Servicer
ADDITIONAL RECONCILIATION DETAIL
Mortgage Loans
300 North LaSalle B Note
Principal*
0.00
0.00
ADDITIONAL RECONCILI
A
TION DE
T
AIL
ctober 2147
rgan Stanley Bank Of
ri
a
errill Lynch Trust 2014-C18
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass
-
Through Certificates,
,
Series 2014-C18
O
November 2023
Commercial Mortgage Pass-Through Certificates
Series 2014-C18

HISTORICAL LOAN MODIFIC
A
TION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Ending
Scheduled
Loan ID
Balance
Comments
Ending
Unpaid
Balance
4
26,840,598.24
Servicer provided no comment; Servicer provided no comment
8,395,604.38
13
21,940,169.82
21,940,169.82
21
10,966,243.15
10,966,243.15
48
4,436,790.68
Forbearance agreement was executed with obligors on 12/31/20, providing for repayment of deferred monthly payments (June - Dec. 2020) from July to Dec. 2021.; Forbearance agreement was executed with obligors on 12/31/20, providing for repayment of deferred monthly payments (June - Dec.
2020) from July to Dec. 2021.
Forbearance agreement was executed with obligors on 12/31/20, providing for repayment of deferred monthly payments (June - Dec. 2020) from July to Dec. 2021.; Forbearance agreement was executed with obligors on 12/31/20, providing for repayment of deferred monthly payments (June - Dec.
2020) from July to Dec. 2021.
Servicer provided no comment; Servicer provided no comment
4,436,790.69

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
0.00
0.00
0.00
0.00
14
Jan 2018
500.00
500.00
0.00
0.00
0.00
500.00
0.00
0.00
0.00
14
Jun 2018
4,000.00
4,500.00
0.00
0.00
0.00
4,500.00
0.00
0.00
0.00
14
Nov 2018
95,758.51
100,258.51
0.00
0.00
0.00
100,258.51
0.00
0.00
0.00
14
Jan 2019
(69,816.32)
30,442.19
0.00
0.00
0.00
30,442.19
0.00
0.00
0.00
14
Apr 2019
4,069.64
34,51
1.83
0.00
0.00
0.00
34,51
1.83
0.00
0.00
0.00
14
Jun 2019
150.00
34,661.83
0.00
0.00
0.00
34,661.83
0.00
0.00
0.00
14
Nov 2019
(32,596.83)
2,065.00
0.00
0.00
0.00
2,065.00
0.00
0.00
0.00
14
Feb 2021
4,103.33
6,168.33
0.00
0.00
0.00
6,168.33
0.00
0.00
0.00
14
Jun 2021
166.18
6,334.51
0.00
0.00
0.00
6,334.51
0.00
0.00
0.00
14
Jul 2021
4,000.00
10,334.51
0.00
0.00
0.00
10,334.51
0.00
0.00
0.00
14
Nov 2021
6,058.91
16,393.42
0.00
0.00
0.00
16,393.42
0.00
0.00
0.00
14
Feb 2022
151,871.05
168,264.47
0.00
0.00
0.00
168,264.47
0.00
0.00
0.00
14
Mar 2022
80,166.39
248,430.86
0.00
0.00
0.00
248,430.86
0.00
0.00
0.00
14
Jun 2022
129,777.61
378,208.47
0.00
0.00
0.00
378,208.47
0.00
0.00
0.00
14
Jul 2022
169.19
378,377.66
0.00
0.00
17,249,921.01
17,249,921.01
378,377.66
0.00
0.00
0.00
14
Aug 2022
16,871,543.35
17,249,921.01
0.00
0.00
17,249,751.82
17,249,921.01
0.00
0.00
0.00
14
Nov 2022
(169.19)
17,249,751.82
0.00
0.00
17,249,582.63
17,249,751.82
0.00
0.00
0.00
14
Jun 2023
(169.19)
17,249,582.63
0.00
0.00
0.00
0.00
0.00
0.00
0.00
35
Nov 2023
(153,724.04)
(153,724.04)
0.00
0.00
6,127,949.04
2,991,447.34
0.00
0.00
0.00
0.00
36
Nov 2021
0.00
2,991,447.34
0.00
0.00
2,853,584.98
2,991,447.34
0.00
0.00
0.00
36
Jan 2022
(137,862.36)
2,853,584.98
0.00
0.00
2,489,150.76
2,853,584.98
0.00
0.00
0.00
36
Apr 2023
(364,434.22)
2,489,150.76
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43
Jun 2023
(18,780.80)
(18,780.80)
0.00
0.00

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Beginning
Balance of the
Loan at
Liquidation
Loan ID
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
Loan Count:
4
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
16,574,781.21
19,566,228.55
19,738,733.39
0.00
0.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,216,500.16
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,233,854.68
2.9%
0
0.00
0.0%
Oct 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,243,426.38
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,281,234.29
2.9%
0
0.00
0.0%
Sep 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,272,398.47
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,331,977.43
2.9%
0
0.00
0.0%
Aug 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,299,109.02
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,378,909.54
2.9%
0
0.00
0.0%
Jul 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,325,716.51
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,425,627.61
2.9%
0
0.00
0.0%
Jun 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,354,381.30
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,475,733.38
2.9%
0
0.00
0.0%
May 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,380,775.53
2.1%
0
0.00
0.0%
0
0.00
0.0%
1
24,522,009.88
2.9%
1
5,677,142.10
0.7%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
1
17,409,234.72
2.1%
0
0.00
0.0%
0
0.00
0.0%
2
30,248,832.31
3.6%
0
0.00
0.0%
Mar 2023
0
0.00
0.0%
1
17,435,417.31
2.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
30,31
1,784.81
3.6%
0
0.00
0.0%
Feb 2023
1
17,468,021.21
2.1%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
30,387,783.82
3.6%
0
0.00
0.0%
Jan 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
30,450,107.94
3.6%
0
0.00
0.0%
Dec 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
30,512,150.29
3.6%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
2
30,578,383.65
3.6%
0
0.00
0.0%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
1
24,857,932.98
2.9%
0
0.00
0.0%
0
0.00
0.0%
1
5,781,913.03
0.7%
0
0.00
0.0%
Sep 2022
0
0.00
0.0%
0
0.00
0.0%
1
24,906,130.50
2.9%
0
0.00
0.0%
0
0.00
0.0%
1
5,799,390.04
0.7%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Current
46
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
1
47
Bankruptcy
Foreclosure
REO
TOTAL
786,019,516.89
0.00
94.99% 0.00%
767,574,523.07
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
1
0
24,233,854.68
0.00
2.93% 0.00%
24,281,234.42
0.00
47
0
810,253,371.57
0.00
97.92%
0.00%
791,855,757.49
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
17,216,500.16
2.08%
17,519,832.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
17,216,500.16
2.08%
17,519,832.60
803,236,017.05
97.07%
785,094,355.67
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
24,233,854.68
2.93%
24,281,234.42
48
827,469,871.73
100.00%
809,375,590.09
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
All Groups
Delinquent
Loan Count
Current
121 + days
Current
97.9%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
121 + days
2.1%
Total:
100.0%
Current
45
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
1
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
541,619,516.89
0.00
92.89% 0.00%
523,174,523.07
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
1
0
24,233,854.68
0.00
4.16% 0.00%
24,281,234.42
0.00
46
0
565,853,371.57
0.00
97.05%
0.00%
547,455,757.49
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
17,216,500.16
2.95%
17,519,832.60
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
17,216,500.16
2.95%
17,519,832.60
558,836,017.05
95.84%
540,694,355.67
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
24,233,854.68
4.16%
24,281,234.42
47
583,069,871.73
100.00%
564,975,590.09
Group 1
Current
TOTAL
121
+
days
46
Current
97.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
3.0%
Total:
100.0%

Delinquency Summary Report
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Current
1
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
1
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
244,400,000.00
0.00
100.00% 0.00%
244,400,000.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
1
0
244,400,000.00
0.00
100.00%
0.00%
244,400,000.00
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
244,400,000.00
0.00%
100.00%
0.00
244,400,000.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
1
0.00 244,400,000.00
0.00%
100.00%
0.00
244,400,000.00
Group 2
Current
Current
100.0%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

REO S
TA
TUS REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
24,233,854.68
24,453,831.02
1,401,908.00
1
1/04/2022
1
1
XX
Various
V
arious
28,500,000.00
10,650,000.00
07/29/2023
0.00
0.00
0.00
06/02/2017
14
ND
Williston
Lodging
20,000,000.00
0.00
3
0.00
0.00
0.00
09/01/2021
35
LA
Lake Charles
Lodging
7,140,000.00
0.00
9
0.00
0.00
0.00
07/28/2020
36
IN
Warsaw
Retail
7,000,000.00
0.00
3
Count:
4
Totals:
62,640,000.00
24,233,854.68
24,453,831.02
10,650,000.00
1,401,908.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
17,249,921.01
3,610,000.00
3,982,463.00
3,982,124.62
338.38
17,249,582.63
14
3
Aug 2022
6,127,949.04
3,140,000.00
3,586,352.27
(52,446.01)
3,638,798.28
2,489,150.76
36
3
Nov 2021
7,568,815.27
3,929,678.61
3,639,136.66
19,738,733.39
Totals:
Count:
2
23,377,870.05
6,750,000.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
0.00
5,227.21
0.00
3,712.13
0.00
0.00
0.00
2,999.51
0.00
0.00
0.00
1,325.76
0.00
0.00
0.00
659.61
0.00
508.61
0.00
0.00
0.00
0.00
0.00
0.00
34,1
10.92
0.00
0.00
0.00
0.00
0.00
26,840,598.24
24,233,854.68
21,940,169.82
17,216,500.16
10,966,243.15
8,134,783.34
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4
1
1
13
16
21
27
109,332,149.39
Count:
Totals:
6
8,939.34
0.00
5,493.49
34,1
10.92
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
48,543.75
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
1
1
1
1/01/2023
4,939,270.16
08/1
1/2023
10,650,000.00
07/29/2023
0.00
195,205.58
16
12/01/2022
8,826,355.66
05/1
1/2023
9,500,000.00
03/14/2023
34,1
10.92
235,475.39
Count:
2
Totals:
13,765,625.82
20,150,000.00
34,1
10.92
430,680.97

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
1
Retail
XX
08/01/19
07/01/19
IL
06/30/22
12/31/22
12/31/22
2
Office
2A
Office
3
Retail
4
V
arious
4A
V
arious
CA
04/16/20
XX
XX
08/10/24
N
08/10/24
N
10/01/24
N
08/01/24
N
08/01/24
N
580,739.04
0.00
925,661.40
0.00
241,210.14
0.00
158,783.52
0.00
141,167.62
0.00
1
1/10/23
1
1/10/23
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0
250,365.90
0.00
0
925,661.40
0.00
0
241,210.14
0.00
0
107,843.61
0.00
0
102,028.12
83,944,264.80 3.450
244,400,000.00 4.398
60,500,000.00 4.630
26,840,598.24 4.657
25,402,268.39
4.657
0.00
2.93
0.00
0.00
0.00
1.78
0.00
2.28
0.00
0.00
5
Office
CA
08/01/19
05/30/19
6
Office
PR
09/01/24
N
34,767,229.39
4.376
199,737.70
0.00
1
1/01/23
0.00
0
131,268.65
0.00
1.86
12/31/22
7
V
arious
XX
09/01/19
06/28/19
8
Multifamily
TN
02/01/24
06/16/21
9
Retail
10
Office
1
1
V
arious
V
A
CA
12/16/19
XX
07/01/26
N
06/01/24
N
10/01/19
N
167,173.36
0.00
1
10,437.50
0.00
158,623.42
0.00
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0
121,128.98
0.00
0
1
10,437.50
0.00
4
1
1
1,243.81
27,863,858.88 5.040
28,500,000.00 4.500
24,233,854.68
5.320
0.00
1.32
12/31/22
0.00
0.00
0.00
0.00
12
Retail
CA
10/01/19
09/03/19
13
V
arious
04/16/20
XX
08/01/24
N
21,940,169.82
4.900
132,575.53
0.00
1
1/01/23
0.00
0
92,743.40
0.00
1.74
12/31/22
14
Lodging
ND
09/01/24
07/15/22
15
Multifamily
OH
08/01/19
05/01/19
16
Office
02/01/23
CA
09/01/24
N
17,216,500.16
4.498
93,714.80
0.00
12/01/22
0.00
6
66,788.58
0.00
0.00
17
Mixed Use NC
07/01/24
09/30/20
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
18
Retail
19 V
arious
20
Office
21 V
arious
22
Office
23
Industrial
24
Office
CA
XX
CA
04/16/20
XX
NC
CA
FL
08/01/24
N
07/01/24
N
09/01/24
N
08/01/24
N
09/01/24
N
10/01/24
N
10/01/24
N
81,750.70
0.00
76,896.66
0.00
71,022.13
0.00
65,961.48
0.00
58,698.92
0.00
57,248.99
0.00
58,379.94
0.00
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0
56,846.91
0.00
0
55,285.92
0.00
0
47,690.29
0.00
0
45,883.15
0.00
0
39,772.13
0.00
0
39,053.78
0.00
0
40,991.89
15,291,980.47 4.310
13,935,563.97 4.600
12,679,023.06 4.360
10,966,243.15 4.850
9,583,357.19 4.810
9,730,896.45 4.652
9,697,609.19
4.900
0.00
2.39
0.00
2.
1
1
0.00
1.90
0.00
1.46
0.00
2.16
0.00
0.00
0.00
1.80
09/30/22
25
Multifamily
NV
07/01/19
03/27/17
12/31/22
12/31/22
26
Multifamily
27
Lodging
28
Lodging
CA
04/09/20
TX
MS
09/01/24
N
09/01/24
N
08/01/24
N
52,579.90
0.00
50,860.62
0.00
48,361.16
0.00
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0 37,033.77
0.00
0 33,345.17
0.00
0
30,789.91
9,758,761.59 4.400
8,134,783.34 4.750
7,858,205.85
4.540
0.00
1.86
0.00
3.10
0.00
0.00
29
Multifamily
NV
07/01/19
04/01/19
12/31/22
12/31/22
12/31/22
30
Retail
31
Office
32 V
arious
33
Mixed Use
34
Retail
LA
08/01/24
N
V
A
09/01/24
N
XX
09/01/24
N
CT
09/01/24
N
FL
07/01/24
N
44,241.43
0.00
43,597.41
0.00
43,749.86
0.00
33,480.00
0.00
40,610.29
0.00
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0
30,787.1
1
0.00
0
29,901.57
0.00
0
29,188.61
0.00
0
33,480.00
0.00
0
26,040.56
7,963,515.35
4.482
7,205,514.10
4.810
6,912,977.45
4.893
8,000,000.00
4.860
6,545,223.82
4.610
0.00
1.84
0.00
2.35
0.00
0.00
0.00
1.59
0.00
2.19
12/31/22
35
Lodging
LA
09/01/24
04/24/23
36
Retail
IN
08/01/24
10/20/21
37
Multifamily
38
Office
39
Retail
OK
09/01/24
N
IN 08/01/24
N
TX
09/01/24
N
33,305.48
0.00
32,705.07
0.00
31,458.71
0.00
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0 20,933.74
0.00
0 21,406.34
0.00
0
19,996.53
5,475,246.48 4.430
5,690,300.95 4.360
5,135,208.15
4.512
0.00
2.23
0.00
1.03
0.00
1.49
12/31/22
12/31/22
12/31/22

LOAN LEVEL DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
40
Mobile Home
41
Mobile Home
42
Multifamily
CA
08/01/24
N
CO
09/01/24
N
TX
09/01/24
N
23,146.67
0.00
29,646.78
0.00
29,653.48
0.00
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0 23,146.67
0.00
0 21,318.74
0.00
0
19,245.41
6,000,000.00 4.480
5,403,092.71 4.575
4,775,354.95
4.670
0.00
6.05
0.00
1.77
0.00
2.53
12/31/22
12/31/22
12/31/22
43
Multifamily
44
Office
45
Office
TX
08/01/21
CA
09/01/24
NC
08/01/24
05/25/18
05/16/18
03/23/21
46
Retail
CA
08/01/24
N
5,200,000.00
4.333
19,402.21
0.00
1
1/01/23
0.00
0
19,402.21
0.00
2.73
12/31/22
47 Self Storage
CA
09/01/24
02/01/22
48
Lodging
FL
08/01/24
N
27,055.81
0.00
1
1/01/23
0.00
0
19,136.94
4,436,790.68
5.000
0.00
0.00
49
Office
V
A
08/01/24
N
25,931.89
0.00
1
1/01/23
0.00
0
17,304.05
4,266,909.26
4.700
0.00
2.29
12/31/22
50
Multifamily
GA
09/01/19
08/28/19
51
Retail
52
Retail
53 Various
54
Retail
55
Retail
TX
08/01/24
N
KS
07/01/24
N
XX
07/01/24
N
V
A
08/01/24
N
UT
08/01/24
N
25,304.57
0.00
23,194.40
0.00
25,456.39
0.00
21,855.1
1
0.00
16,672.83
0.00
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0
16,001.83
0.00
0
14,104.77
0.00
0
13,816.46
0.00
0
13,702.74
0.00
0
16,672.83
4,129,399.24
4.490
3,861,358.99
4.232
3,421,897.57
4.673
3,585,538.55
4.428
4,200,000.00
4.610
0.00
1.51
0.00
1.81
0.00
1.72
0.00
1.44
0.00
1.83
12/31/22
12/31/22
12/31/22
12/31/22
12/31/22
56
Multifamily
TN
08/01/24
06/1
1/18
57
Retail
58
Retail
59
Multifamily
60 V
arious
61
Retail
62
Retail
NC
08/01/24
N
AZ
07/01/24
N
FL
09/01/24
N
XX
06/01/24
N
AZ
09/01/24
N
NV
09/01/24
N
20,916.62
0.00
20,904.33
0.00
20,735.48
0.00
20,420.83
0.00
18,716.23
0.00
15,388.60
0.00
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
1
1/01/23
0.00
0
13,163.59
0.00
0
13,1
17.78
0.00
0
14,604.67
0.00
0
12,070.45
0.00
0
10,486.31
0.00
0
10,089.05
3,423,615.24
4.455
3,415,483.89
4.450
3,564,450.56
4.750
2,974,053.25
4.700
2,502,626.96
4.850
2,461,293.17
4.750
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1.59
12/31/22
63
Office
IL
07/01/19
04/01/19
KS
09/01/24
N
1
1/01/23
64
65
Multifamily
Self Storage
FL
06/01/24
N
1,822,441.40
1,852,410.39
1
1/01/23
0.00
0 6,653.69
0.00
0
7,5
1
1.
1
1
4.230
10,895.09
0.00
4.700
10,969.19
0.00
0.00
2.22
12/31/22
0.00
0.00
827,469,871.73
4,240,999.29
0.00
Totals:
Count:
67
0.00
3,180,696.77
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Count
0M
to
4.9M
16
5M
to
9.9M
17
10M
to
14.9M
3
15M
to
19.9M
2
20M
to
24.9M
2
25M
to
29.9M
4
30M
to
34.9M
1
60M
to
64.9M
1
80M
to
84.9M
1
240M
to
244.9M
1
$34,767,229.39
4.20%
8
$60,500,000.00
7.31%
$83,944,264.80
10.14%
4
$32,508,480.63
3.93%
16
$46,174,024.50
5.58%
$108,606,725.51
13.13%
12
Balance ($)
%
28
$54,693,624.10
6.61%
24
$124,294,692.62
15.02%
$37,580,830.18
4.54%
20
Remaining Principal Balance
32
Total
48
$827,469,871.73
100.00%
$244,400,000.00
29.54%
0
5M
to
9.9M
20M
to
24.9M
80M
to
84.9M
15M
to
19.9M
60M
to
64.9M
30M
to
34.9M
10M
to
14.9M
0M
to
4.9M
25M
to
29.9M
240M
to
244.9M
Count
Balance ($)
%
3.250%
-
3.490%
4.000%
-
4.240%
4.250%
-
4.490%
4.500%
-
4.740%
4.750%
-
4.990%
5.000% - 5.240%
5.250% - 5.490%
1
$83,944,264.80
10.14%
2
$5,683,800.39
0.69%
15
$378,996,594.37
45.80%
16
$2
1
1,341,683.00
25.54%
1
1
$90,969,024.93
10.99%
2
$32,300,649.56
3.90%
1
$24,233,854.68
2.93%
Gross Rate
0
5
Total Weighted Average Rate: 4.46%
10
Total
48
$827,469,871.73
100.00%
15
20
25
30
35
40
45
50
3.250% -
3.490%
4.000% -
4.240%
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Count
Balance ($)
%
UNDEFINED
CALIFORNIA
VARIOUS
ILLINOIS
VIRGINIA
PUERTO RICO
FLORIDA
TEXAS
NORTH CAROLINA
CONNECTICUT
LOUISIANA
MISSISSIPPI
ARIZONA
INDIANA
KANSAS
OKLAHOMA
COLORADO
UTAH
NEV
ADA
1
$244,400,000.00
29.54%
9
$164,877,161.73
19.93%
9
$136,627,626.52
16.51%
1
$83,944,264.80
10.14%
4
$42,921,820.79
5.19%
1
$34,767,229.39
4.20%
5
$26,096,484.64
3.15%
4
$22,174,745.68
2.68%
2
$13,006,972.43
1.57%
1
$8,000,000.00
0.97%
1
$7,963,515.35
0.96%
1
$7,858,205.85
0.95%
2
$5,918,
1
10.85
0.72%
1
$5,690,300.95
0.69%
2
$5,683,800.39
0.69%
1
$5,475,246.48
0.66%
1
$5,403,092.71
0.65%
1
$4,200,000.00
0.51%
1
$2,461,293.17
0.30%
Total
48
$827,469,871.73
100.00%
Geographic Distribution by State
4
8
12
16
20
24
28
32
0
UNDEFINED
CALIFORNIA
VARIOUS
ILLINOIS
VIRGINIA
PUERTO RICO
FLORIDA
TEXAS
NORTH CAROLINA
CONNECTICUT
LOUISIANA
MISSISSIPPI
ARIZONA
INDIANA
KANSAS
OKLAHOMA
COLORADO
UTAH
NEVADA
Count
Balance ($)
%
Industrial
Lodging
Mixed Use
Mobile
Home
Park
Multifamily
Office
1
$9,730,896.45
1.18%
3
$20,429,779.87
2.47%
1
$8,000,000.00
0.97%
2
$
1
1,403,092.71
1.38%
5
$25,396,254.98
3.07%
1
1
$457,950,708.10
55.34%
Retail
Self Storage
Various
15
$156,079,102.71
18.86%
1
$1,852,410.39
0.22%
9
$136,627,626.52
16.51%
Total
48
$827,469,871.73
100.00%
Property
T
ype
1.2
l
2.5
Lodging
1.0
ixed Use
Industria
M
obile Home Park
1.4
3.1
Multifamily
Office
55.3
Retail
18.9
Self Storage
0.2
Various
16.5
Industrial
1.2%
Lodging
2.5%
Mixed Use
1.0%
Mobile Home Park
1.4%
Multifamily
3.1%
Office
55.3%
Retail 18.9% Self
Storage
0.2%
Various 16.5%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
108 -
110
111 -
113
24
Total
48
Seasoning
Months
Total Weighted Average Seasoning:
111
10
20
30
$544,583,187.1
1
65.81%
$827,469,871.73
100.00%
40
24
$282,886,684.62
34.19%
50
60
Count
Balance ($)
%
70
0
108 -
110
111 -
113
Months
Count
Total Weighted Average Remaining Months:
10
20
0 -
2
1
6 -
8
5
9
-
11
41
30 -
32
1
Total
48
$827,469,871.73
100.00%
40
$24,233,854.68
2.93%
$31,179,528.24
3.77%
60
$744,192,629.93
89.94%
$27,863,858.88
3.37%
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2
6 -
8
9 -
11
30 -
32

0.500 - 0.990
1.000 - 1.490
-1.50 - -1.01
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
6.000 - 6.490
Not Avail.
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
-1.50 - -1.01
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
2.500 - 2.990
6.000 - 6.490
Not Avail.
Total
48
$827,469,871.73
100.00%
Total Weighted Average DSCR:
1.28
24
$185,734,906.31
22.45%
12
13
$230,763,632.03
27.89%
8
2
$10,675,246.48
1.29%
4
1
$6,000,000.00
0.73%
0
1
$244,400,000.00
29.54%
1
$17,216,500.16
2.08%
20
1
$24,233,854.68
2.93%
5
$108,445,732.07
13.1
1%
16
Count
Balance ($)
%
24
DSCR
32
28
Amortizing Balloon
11.81%
IO Maturity Balloon
43.12%
IO/Amortizing/Balloon
45.07%
Amortizing Balloon
11.81%
IO Maturity Balloon
43.12%
IO/Amortizing/Balloon 45.07%
Total:
100.00%
Amortizing Balloon
IO Maturity Balloon
Count
Balance ($)
%
17
$97,694,509.73
1
1.81%
7
$356,800,000.00
43.12%
IO/Amortizing/Balloon
24
$372,975,362.00
45.07%
Total
48
$827,469,871.73
100.00%
Amortization
T
ype

DEFEASED LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Maturity Date
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
08/01/2024
4.66
P
4
26,840,598.24
08/01/2024
4.66
F
4A
25,402,268.39
06/01/2024
4.50
F
10
28,500,000.00
10/01/2024
4.65
F
23
9,730,896.45
08/01/2024
4.54
F
28
7,858,205.85
09/01/2024
4.89
F
32
6,912,977.45
08/01/2024
5.00
F
48
4,436,790.68
08/01/2024
4.46
F
57
3,423,615.24
07/01/2024
4.45
F
58
3,415,483.89
09/01/2024
4.75
F
59
3,564,450.56
06/01/2024
4.70
F
60
2,974,053.25
09/01/2024
4.85
F
61
2,502,626.96
06/01/2024
4.70
F
65
1,852,410.39
Count:
13
Totals:
127,414,377.35
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

DELINQUENT LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Paid Thru
Loan ID
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Special
Status Servicer
Code*
Transfer
Date
Foreclosure
Date
Bankruptcy
Reo
Date
Date
Resolution
Strategy Code
6
02/01/2023
8
8
2
8
4
1
1/01/2023
13
1
1/01/2023
16
12/01/2022
21
1
1/01/2023
48
1
1/01/2023
158,527.87
132,366.57
59,447.85
65,857.04
27,013.56
0.00
0.00
793,769.95
0.00
0.00
0.00
0.00
37,035.40
7,153.07
0.00
Count:
5
T
otals:
443,212.89
793,769.95
44,188.47
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period
P
&I Advances and may include Servicer Advance
s
.
*
Loan Status:
A = Payment not received but still in grace period;
****
Resolution Strategy Code
1 - Modification
6 - DPO
2 - Foreclosure
7 - REO
3 - Bankruptcy
8 - Resolved
4
-
Extension
5
- Note Sale
9
-
Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure
1
1-
Full Payoff
12 -
Reps and Warranties
13 - Other or TBD

SPECIAL
L
Y SERVICED (
P
ART I) - LOAN DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
NOI
NOI
DSCR
Date
Schedule
Balance
24,233,854.68
Actual
Balance
24,281,234.42
Note
Maturity
Rate Date
5.320
1-Oct-19
Servicing
Loan ID
Xfer Date
1
1
16-Dec-19
16
1-Feb-23
Loan
Status
4
6
17,216,500.16
17,519,832.60
4.498
1-Sep-24
Remaining
Life
1
10
Property
Type
V
arious
Office
Geo.
Location
XX
CA
41,801,067.02
41,450,354.84
Count:
2
Totals:
(1) Legend:
A (Payment not received but still in grace period), B (Late Payment but less than 30 days delinq), 0 (Current), 1 (30-59 Days Delinq), 2 (60-89 Days Delinq), 3 (90-120 Days Delinq), 4 (Performing Matured Balloon), 5
(Non-Performing Matured Balloon),
6 (121+ Days Delinq).

SPECIAL
L
Y SERVICED (
P
ART II) - SERVICER COMMENTS
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
Resolution
Loan ID
Strategy
Comments
1
1
REO
16
Foreclosure
The Loan transferred to the Special Servicer on
12/13/2019 due to maturity default. Riveron was court-appointed receiver. Special Servicer is pursuing legal remedies with borrower. Portfolio fully transferred to REO on
11/4/2022. Stirling Properties is the PM. 3 of 15 properties were sold at marshal sale. Remaining 12 of
15 properties will be sold off individually by November
2023. Stirling and NAI are marketing portfolio.
1
1 total properties sold through October 2023. 2 are being
marketed and 2 are non-stabilized - which are being marketed for lease.; The Loan transferred to the Special Servicer on 12/13/2019 due to maturity default.
Riveron was court-appointed receiver. Special Servicer is pursuing legal remedies with borrower. Portfolio fully transferred to REO on
11/4/2022. Stirling Properties is
the PM. 3 of 15 properties were sold at marshal sale. Remaining 12 of 15 properties will be sold off individually by November
2023. Stirling and NAI are
marketing
portfolio. 1
1 total properties sold through October 2023. 2 are being marketed and 2 are non-stabilized - which are being marketed for lease.
The Loan transferred to Special Servicing on
2/1/2023 due to monetary default.
The Loan matures on 9/1/2024.
Borrower has executed a PNL and expressed its
intent to submit a proposal for review. Special Servicer is pursuing a foreclosure action / appointment of receiver.; The Loan transferred to Special Servicing on
2/1/2023 due to monetary default.
The Loan matures on 9/1/2024.
Borrower has executed a PNL and expressed its intent to submit a proposal for revie
w
. Special
Servicer is pursuing a foreclosure action / appointment of receiver.

are
posted on the Certificate Administrator’s Website.
Notice to Investors
Certificateholder may access notices on the Certificate Administrator’s Website and each Certificateholder may register to receive email notifications when notices
OTHER REL
A
TED INFORM
A
TION
y Bank of America Merril
Lynch T
rust 2014-C18
Morgan Stanle
Morgan Stanley Bank Of
l
America Merrill Lynch Trust 2014-C18
Commercial M
Commercial Mortgage Pass
-
Through Certificates, Series 2014-C18
November 2023
ortgage Pass-Through Certificates, Series 2014-C18

ADDITIONAL RECONCILI
A
TION DE
T
AIL
Morgan Stanley Bank of America Merrill Lynch T
rust 2014-C18
Commercial Mortgage Pass-Through Certificates, Series 2014-C18
November 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans